SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Operating leases	$ 12,600	$ 12,600
Total leasing activity in cash flows from operating activities	12,600	12,600
General and Administrative Expense [Member]
Operating lease expense	8,195	8,195
Total lease cost in general and administrative expense	$ 8,195	$ 8,195